Net Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2024
Other Operating Income And Expenses [Abstract]
Net Other Operating Income and Expenses
31. Net Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Other operating income
Gains on securities at fair value through other comprehensive income:
Gains on redemption of securities at fair value through other comprehensive income	￦	24	￦	7,326	￦	9,738
Gains on disposal of securities at fair value through other comprehensive income		24,795		59,666		128,169

		24,819		66,992		137,907

Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost		83,552		99,942		136,706
Gains on disposal of securities measured at amortized cost		27		174		1,019

		83,579		100,116		137,725

Gains on hedge accounting		861,263		361,281		480,584
Gains on foreign exchange transactions		11,578,501		6,480,621		6,070,151
Dividend income		37,125		47,769		86,524
Others		497,827		593,871		673,191

		13,083,114		7,650,650		7,586,082

Other operating expenses
Losses on securities at fair value through other comprehensive income:
Losses on redemption of securities at fair value through other comprehensive income		3,049		8		66
Losses on disposal of securities at fair value through other comprehensive income		331,665		323,147		242,846

		334,714		323,155		242,912

Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost		78,089		49,534		115,318

		78,089		49,534		115,318

Losses on hedge accounting		874,704		379,343		425,612
Losses on foreign exchange transactions		11,159,131		6,130,076		5,375,351
Deposit insurance fee		538,016		570,465		590,148
Credit guarantee fund fee		283,912		327,764		362,234
Depreciation expenses of operating lease assets		682,783		713,056		701,917
Others		1,393,888		1,870,246		1,645,601

		15,345,237		10,363,639		9,459,093

Net other operating expenses	￦	(2,262,123)	￦	(2,712,989)	￦	(1,873,011)